Other Real Estate Owned, Net	12 Months Ended
Dec. 31, 2015
Other Real Estate Owned, Net

Note 7. Other Real Estate Owned, Net

Other real estate owned (“OREO”) is presented net of a valuation allowance for losses. An analysis of the valuation allowance on OREO is shown below.

	Years ended
	December 31,
(Dollars in thousands)	2015	2014
Balance, beginning of year	$626	$538
Provision for losses	288	235
Charge-offs	(293)	(147)

Balance, end of period	$621	$626

Expenses applicable to OREO include the following:

	Years ended
	December 31,
(Dollars in thousands)	2015	2014
Net loss on sales of real estate	$107	$92
Provision for losses	288	235
Operating expenses, net of income	68	131

Total expenses	$463	$458

The following table details the properties included in OREO as of December 31, 2015 and December 31, 2014. There were no collateralized consumer residential mortgage loans in the process of foreclosure as of December 31, 2015.

	As of December 31, 2015		As of December 31, 2014
	No. of	Carrying	No. of	Carrying
(Dollars in thousands)	Properties	Value	Properties	Value
Residential	3	$540	10	$1,559
Land lots	7	413	13	587
Convenience store	2	191	2	234
Restaurant	1	55	1	107
Commercial properties	3	671	1	304

Total	16	$1,870	27	$2,791

Included in other assets as of December 31, 2015, is one residential property purchased in 2013 from a related party with a value of $724 thousand and a former branch, which was closed April 30, 2015, with a value of $403 thousand. Included in other assets as of December 31, 2014 is the aforementioned residential property with a value of $771 thousand.